Income tax expense - Current and deferred components of income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current and deferred components of income taxes
Current tax expense	¥ 646,979		¥ 241,792	¥ 14,943
Deferred tax expense/(benefit)	(15,553)	$ (2,441)	(11,260)	10,981
Income tax expense	¥ 631,426	$ 99,085	¥ 230,532	¥ 25,924